Basis of Presentation and Significant Accounting Policies - Impairment of Oil and Gas Properties (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2016	Jun. 30, 2015
Impairment of Oil and Gas Properties
Impairment of proved properties	$ 2,700	$ 0	$ 0			$ 12,200	$ 0
Proved oil and gas properties	$ 1,128,022	1,405,817		$ 1,405,817		1,128,022	594,847
Abandonment and impairment of unproved properties				3,331	$ 6,214	16,414
Payments for lease extensions						120,651	424,313
Exploration expenses
Impairment of Oil and Gas Properties
Abandonment and impairment of unproved properties		400	1,700	3,300	6,200	$ 16,400	$ 0
Payments for lease extensions		5,600	200	11,400	600
Northern Field
Impairment of Oil and Gas Properties
Impairment of proved properties				22,500	9,500
Proved oil and gas properties								$ 0	$ 0
Fair value | Northern Field
Impairment of Oil and Gas Properties
Proved oil and gas properties		$ 0	$ 0	$ 0	$ 0